SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	Aug. 01, 2022 $ / shares shares	Jul. 25, 2022 USD ($)	Jul. 21, 2022 shares	Jul. 07, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Debt | $						$ 740,080	$ 288,980
Bonds payable
Subsequent Event [Line Items]
Debt | $						$ 688,980	$ 263,980
Subsequent Event
Subsequent Event [Line Items]
Common stock, convertible, conversion ratio	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Shares distributed (in shares) | shares			99,387,467
Subsequent Event | Nonqualified Stock Option and Incentive Award Plan
Subsequent Event [Line Items]
Shares authorized (in shares) | shares	30,000,000
Subsequent Event | Common Unit, Options
Subsequent Event [Line Items]
Granted (in shares) | shares	10,900,000
Subsequent Event | Bonds payable | Senior Notes Due 2027
Subsequent Event [Line Items]
Debt | $		$ 50,000		$ 450,000
Stated Interest Rate		10.50%		10.50%
Maturity date		Dec. 31, 2027		Dec. 31, 2027
Debt instrument, issue price percentage		94.585%		94.585%
Subsequent Event | Series A Senior Preferred Shares
Subsequent Event [Line Items]
Shares issued (in shares) | shares					300,000
Par value (dollars per share) | $ / shares					$ 0.01
Aggregate purchase price | $					$ 300,000
Discount price | $					$ 9,000
Subsequent Event | Series A Senior Preferred Shares | Series I Warrant
Subsequent Event [Line Items]
Par value (dollars per share) | $ / shares					$ 0.01
Number of common shares called by warrants (in shares) | shares					3,342,566
Exercise price (in dollars per share) | $ / shares					$ 10
Subsequent Event | Series A Senior Preferred Shares | Series II Warrant
Subsequent Event [Line Items]
Par value (dollars per share) | $ / shares					$ 0.01
Number of common shares called by warrants (in shares) | shares					3,342,566
Exercise price (in dollars per share) | $ / shares					$ 10